CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Statement of Comprehensive Income [Abstract]
Net earnings	$ 15.8	$ 28.3	$ 52.0
Other comprehensive (loss) earnings, net of tax:
Unrealized (loss) gain on interest rate swap contracts	(6.2)	5.2	0.6
Unrealized (loss) gain on defined benefit obligations	(1.3)	(0.2)	0.2
Other comprehensive (loss) earnings, net of tax	(7.5)	5.0	0.8
Comprehensive earnings	8.3	33.3	52.8
Less: Comprehensive earnings attributable to noncontrolling interests	0.3	0.8	0.4
Comprehensive earnings attributable to Varex	$ 8.0	$ 32.5	$ 52.4